Segment information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details)
€ in Millions, $ in Millions
		1 Months Ended		12 Months Ended
		Nov. 30, 2022 EUR (€)	Nov. 30, 2022 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of operating segments [line items]
Net income attributable to non-controlling interests				€ 38	€ 58	€ 36	[1],[2]
Amortization expense				1,776	1,749	1,911	[1]
Fair value remeasurement of contingent consideration				(104)	(96)	(93)	[1]
Restructuring costs and similar items				(1,138)	(1,396)	(1,030)	[1],[3]
Other gains and losses, and litigation				(255)	(470)	(196)	[1]
Operating income				6,344	7,252	6,960	[1],[4]
Financial expenses				(563)	(1,073)	(1,293)	[1],[4],[5]
Financial income				394	519	584	[1],[4],[5]
Income before tax and investments accounted for using the equity method				6,175	6,698	6,251	[1],[4],[6]
Impairment of intangible assets				2,241	248	896	[1]
Immuno-oncology collaboration agreement | Regeneron Pharmaceuticals, INC
Disclosure of operating segments [line items]
Regular milestone payments for projects under collaboration agreements		€ 96	$ 100
Other intangible assets
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				2,241	265	932
Other intangible assets | NK Cell and ProXTen technology platforms
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)						833
Other intangible assets | Marketed products
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				56	(167)	0
Biopharma (operating segment)
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)					415
Biopharma (operating segment) | Other intangible assets
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				225
Biopharma (operating segment) | Research and development projects and technology platforms
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)					640
Biopharma (operating segment) | Clinical Study
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				239	239
Tolebrutinib
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				1,663
Tolebrutinib | Research and development projects and technology platforms
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				522
Operating segments
Disclosure of operating segments [line items]
Business operating income				12,149	11,343	11,178	[4]
Material reconciling items
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method	[7]			(179)	(136)	(101)	[4]
Net income attributable to non-controlling interests	[8]			14	14	18	[4]
Amortization expense	[9]			(1,776)	(1,749)	(1,911)
Fair value remeasurement of contingent consideration				(104)	(96)	(93)	[4]
Expenses arising from the impact of acquisitions on inventories	[10]			(126)	(10)	(9)	[4]
Restructuring costs and similar items	[11]			(1,138)	(1,396)	(1,030)	[4]
Other gains and losses, and litigation	[12]			(255)	(470)	(196)	[4]
Impairment of intangible assets				(2,241)	€ (248)	€ (896)
Material reconciling items | Tolebrutinib
Disclosure of operating segments [line items]
Impairment of intangible assets				€ 1,663

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[4]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[5]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[6]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[7]	(b) Mainly joint ventures.
[8]	(c)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
[9]	(d)For 2025, this line mainly comprises a €1,663 million impairment loss recognized on tolebrutinib, a drug candidate in the registration phase targeting multiple sclerosis, reflecting the reduced probability of approval arising from the negative PERSEUS Phase 3 study results and recent exchanges with the
FDA and EMA. For 2024, this line includes a net impairment charge of €248 million, mainly due to (i) recognition of impairment losses of €640 million against various research and development projects (including a €239 million loss resulting from the decision taken in February 2025 to discontinue a
Phase 3 clinical study investigating a vaccine candidate to prevent invasive E.coli disease), partially offset by (ii) impairment loss reversals recognized in connection with the disposals of the ProXTen platform and Enjaymo, for €225 million and €167 million respectively. For 2023, this line mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the NK Cell and ProXTen technology platforms.

[10]	(e)This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date, which in 2025 relates to the Blueprint Medicines acquisition (see Note D.1.).
[11]	(f) See note D.27
[12]	(g)See note D.28.